CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES:
Comprehensive income (loss)	$ 51,002	$ (32,239)	$ (71,669)	$ (97,744)	$ (76,173)
Adjustments in respect of income and expenses not involving cash flow:
Share-based compensation to employees and service providers	849	2,924	5,675	10,212	4,202
Depreciation	1,055	1,154	2,136	1,914	1,710
Amortization of Intangible assets	530	2,900	6,018	16,235	7,035
Gains from the transfer of rights in Movantik and extinguishment of debt obligations (see below)	(56,082)
Gains from early termination of leases	(694)
Fair value gains on derivative financial instruments	(8,071)	(1,981)	(13,422)
Loss from modification of warrants terms as part of a new issuance, see note 3b	1,084
Fair value (gains) losses on financial assets at fair value through profit or loss				5	94
Issuance costs in respect of ordinary shares and warrants	922	334	958
Exchange differences and revaluation of bank deposits	(13)	(63)	(40)	118	101
Non-cash interest expenses related to borrowing and payable in respect of intangible assets purchase		2,813	33,151	5,366	6,032
Total adjustments in respect of income and expenses not involving cash flow	(60,420)	8,081	34,476	33,850	19,174
Changes in assets and liability items:
Decrease (increase) in trade receivables	31,618	(2,078)	(2,845)	(3,021)	(27,439)
Decrease (increase) in prepaid expenses and other receivables	1,337	1,872	274	860	(3,277)
Decrease (increase) in inventories	1,837	3,091	3,801	(8,285)	(4,644)
Increase (decrease) in accounts payable	(1,118)	(7,291)	(7,434)	111	7,369
Increase (decrease) in accrued expenses and other liabilities	(10,545)	(684)	(2,947)	(3,186)	19,335
Increase in allowance for deductions from revenue	(31,486)	8,512	17,159	12,368	17,076
Total changes in assets and liability items	(8,357)	3,422	8,008	(1,153)	8,420
Net cash used in operating activities	(17,775)	(20,736)	(29,185)	(65,047)	(48,579)
INVESTING ACTIVITIES:
Purchase of fixed assets	(7)	(176)	(198)	(115)	(406)
Change in investment in current bank deposits		8,500	8,500	(8,500)	10,200
Purchase of intangible assets					(53,368)
Proceeds from sale of financial assets at fair value through profit or loss				475	7,925
Net cash (used in) provided by investing activities	(7)	8,324	8,302	(8,140)	(35,649)
FINANCING ACTIVITIES:
Proceeds from long-term borrowings, net of transaction costs					78,061
Proceeds from issuance of ordinary shares and warrants, net of issuance costs	5,097	16,221	23,806	78,536	23,867
Exercise of options into ordinary shares				4,006	52
Repayment of payable in respect of intangible asset purchase	(6,555)	(5,778)	(10,878)	(7,397)
Increase in restricted cash					(20,000)
Decrease in restricted cash	6,860				4,000
Payment of principal with respect to lease liabilities	(589)	(470)	(1,475)	(1,683)	(1,610)
Net cash provided by provided by financing activities	4,813	9,973	11,453	73,462	84,370
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(12,969)	(2,439)	(9,430)	275	142
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	(3)	(47)	(76)	(96)	130
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	19,968	29,474	29,474	29,295	29,023
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF PERIOD	6,996	26,988	19,968	29,474	29,295
SUPPLEMENTARY INFORMATION ON INTEREST RECEIVED IN CASH	123	11	84	47	414
SUPPLEMENTARY INFORMATION ON INTEREST PAID IN CASH	315	5,283	8,182	11,280	6,654
SUPPLEMENTARY INFORMATION ON NON-CASH INVESTING AND FINANCING ACTIVITIES:
Acquisition of right-of-use assets by means of lease liabilities	224	$ 4,767	5,590	$ 303	2,930
Decrease in lease liability (with corresponding decrease in right of use asset in amount of $4,117 and $534 for the period end June 30, 2023 and December 31, 2022 respectively) resulting from early termination of lease	4,811		$ 587
Transfer of rights in Movantik and extinguishment of debt obligations
Decrease in Intangible asset	(59,503)
Decrease in Inventories	(4,233)
Decrease in Payable in respect of Intangible asset	4,602
Decrease in Borrowing	115,216
Gains from the transfer of the rights in Movantik and extinguishment of debt obligations	$ 56,082
Purchase of intangible assets posted as payable					24,619
Purchase of an intangible asset in consideration for issuance of shares					$ 1,914